Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 530,000
Previously Paid Amount	0.00
Total Fee Amount	78.23
Total Offset Amount	0.00
Net Fee	78.23
Narrative - Max Aggregate Offering Price	$ 530,000
Final Prospectus	true